Warrants Liability (Details) - Warranty Liability [Member]								1 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 25, 2025 USD ($)	Mar. 28, 2025 USD ($)	Mar. 06, 2025 USD ($)	Jan. 20, 2025 USD ($)	Jun. 25, 2024 USD ($)	Jun. 24, 2024 USD ($) $ / shares shares	Jun. 24, 2024 CAD ($) shares	Aug. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Dec. 13, 2024 USD ($)	Dec. 31, 2024 USD ($)
August 2020 Warrants [Member]
Warrants Liability (Details) [Line Items]
Issued shares class B subordinate voting shares (in Shares) | shares								42,499
Warrants to purchase class B subordinate (in Shares) | shares								21,250
Proceeds from direct offering								$ 9,999,997
Exercise price of warrants issued (in Dollars per share) | $ / shares								$ 276.9
Outstanding warrants expired (in Shares) | shares									21,250
Warrants liability											$ 2
Gain on change in fair value									2		31,263
December 2024 Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability					$ 1,797,056					$ 245,147	$ 212,000
Gain on change in fair value									$ 1,585,056
Total warrants outstanding were exercised (in Shares) | shares									80,000
Class B subordinate voting shares (in Shares) | shares									66,315
January 20, 2025 Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability	$ 3,484,401			$ 405,656
Gain on change in fair value									$ 3,078,745
Total warrants outstanding were exercised (in Shares) | shares									152,577
Class B subordinate voting shares (in Shares) | shares									133,002
Fair value of the warrants
March 6, 2025 Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability	235,883		$ 38,702
Gain on change in fair value									$ 197,181
Total warrants outstanding were exercised (in Shares) | shares									10,309
Class B subordinate voting shares (in Shares) | shares									8,986
Fair value of the warrants
March 28, 2025 Warrants [Member]
Warrants Liability (Details) [Line Items]
Warrants liability	$ 3,565,586	$ 1,218,875
Gain on change in fair value									$ 2,346,711
Class B subordinate voting shares (in Shares) | shares									137,927
Fair value of the warrants
Warrants issued [note 14, 15] (in Shares) | shares						8,500	8,500
Weighted average exercise price, Outstanding (in Dollars) (in Dollars per share) | $ / shares						$ 7
Total gross proceeds						$ 43,257	$ 59,500
Remaining warrants were exercised (in Shares) | shares									175,420